GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Roll Forward]
Goodwill, balance as of January 1			$ 15,232	$ 12,674
Net additions from acquisitions and adjustments of previously recorded business combinations	3,358	2,600
Translation Differences And Other	(297)	(42)
Goodwill, balance as of December 31	18,293	15,232	18,293	15,232	12,674
Intangible assets
Product rights, at cost	10,237	6,720	10,237	6,720
Finite Lived Trade Names Gross	251	241	251	241
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed In Process Research And Development Gross	2,178	510	2,178	510
Intangible assets, gross, excluding goodwill	12,666	7,471	12,666	7,471
Product rights, accumulated amortization	2,316	1,708	2,316	1,708
Finite Lived Trade Names Accumulated Amortization	34	12	34	12
Intangible assets accumulated amortization	2,350	1,720	2,350	1,720
Products rights net	7,921	5,012	7,921	5,012
Trade Names Net	217	229	217	229
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed In Process Research And Development Net	2,178	510	2,178	510
Intangible assets, net (excluding goodwill) total	10,316	5,751	10,316	5,751
Intangible assets charges against earnings
Amortization expense on intangible assets for the period			707	527	485
Impairment of intangible assets			143	109	42
Estimated aggregate amortization of intangible assets
2011	1,328		1,328
2012	1,124		1,124
2013	1,088		1,088
2014	845		845
2015	$ 772		$ 772
Finite Lived Intangible Assets Useful Life Mainly		10